American Skandia Life
                                                           Assurance Corporation
                                                             One Corporate Drive
                                                                    P.O. Box 883
                                                          Shelton, CT 06484-0883
                                                        Telephone (203) 926-1888
                                                              Fax (203) 925-6932







Writer's Direct Dial (203) 925-3830


                                   May 2, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

VIA EDGAR SUBMISSION

         Re:      Certification Filing Pursuant to Rule 497(j)
                  Registration No. 33-62933
                  Investment Company Act No. 811-5438

         ---------------------------------------------------

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive prospectus and statement of additional information in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,



/s/Scott K. Richardson, Esq.

cc:      Edward P. Macdonald, Esq.
         John T. Buckley, Esq.
         Jeffrey M. Ulness, Esq.


ASL